Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Principal Accounting Policies [Abstract]
Schedule of concentration of customers and suppliers
The following customer accounted for 10% or more of revenue for the years ended December 31, 2015 and 2016:

	For Year Ended December 31,
	2015		2016
	RMB		RMB

A		*	351,204

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2015 and 2016:

	As of December 31,
	2015	2016
	RMB	RMB

A	77,764	193,775

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2015 and 2016:

	For Year Ended December 31,
	2015	2016
	RMB	RMB

B	257,069	629,780
C	317,576	551,459
D	245,427		*

* Not more than 10% or more.

Schedule of estimated useful lives and residual rates
The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%